LIABILITIES FOR ASSETS ACQUISITIONS AND ASSOCIATES (Details) R$ in Thousands, $ in Thousands						1 Months Ended
	Jun. 30, 2022 BRL (R$)	Jun. 22, 2022 BRL (R$)	Jun. 22, 2022 USD ($)	Apr. 28, 2022 BRL (R$)	Apr. 28, 2022 USD ($)	Aug. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Mar. 31, 2018 BRL (R$)	Aug. 31, 2014 BRL (R$)
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition							R$ 1,758,365
Business combination							303,957	R$ 405,952
Liabilities for assets acquisitions and associates							2,062,322	405,952
Current							1,856,763	99,040
Non-current							205,559	306,912
Facepa
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination							42,655	40,863
Consideration paid									R$ 307,876
Cash transferred									R$ 267,876
VFFIP
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Business combination							261,302	R$ 365,089
Consideration paid										R$ 528,941
Cash transferred										R$ 44,998
Vitex/Parkia
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Assets acquisition							R$ 1,758,365
Additional payment for adjusted price						R$ 18,726
Vitex/Parkia | Purchase and sale agreement
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Total consideration for assets acquisition				R$ 3,444,255	$ 667,000
Additional payment for adjusted price	R$ 18,726
Vitex/Parkia | Purchase and sale agreement, first installment
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
Payment amount for asset acquisition		R$ 1,704,054	$ 330,000